Notes Payable (Tables)	12 Months Ended
Dec. 31, 2011
Notes Payable [Abstract]
Schedule of senior unsecured notes payable

December 31,	2011	2010
5.375% notes, issued in March 2003 and due in March 2013	$ 100	$ 100
5.5% notes, issued in November 2003 and due in November 2015	150	150
5.95% notes, issued in September 2006 and due in September 2016	275	275
5.375% notes, issued in September 2005 and due in September 2017	175	175
6.75% notes, issued in September 2007 and due in August 2019	550	550
5.75% notes, issued in June 2010 and due in January 2021	250	250
5.875% bonds, $100 issued in March 2005 and $150 issued in June 2011, both due in March 2035	250	100
	$ 1,750	$ 1,600

Maturity of notes and bonds payable
Year of Maturity	Notes and Bonds
2012	$ --
2013	100
2014	--
2015	150
2016	275
Thereafter	1,225
Totals	$ 1,750